Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pensions
Fund assets at fair value	£ 51,925	£ 48,752	£ 49,746	£ 49,229	£ 34,708
Present value of fund liabilities	44,115	39,607	42,378	43,990	35,152
Funded status	7,810	9,145	7,368	£ 5,239	£ (444)
Net assets of schemes in surplus	614	520
Net liabilities of schemes in deficit	(119)	(165)
Retirement benefit liability	495	355	(263)
Asset ceiling/minimum funding
Pensions
Retirement benefit liability	£ 7,315	£ 8,790	£ 7,105